OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
General and administration	$ 4,962,000	$ 6,265,000
Exploration and evaluation	639,000	960,000
Investor relations and marketing communications	1,394,000	2,247,000
Corporate development and due diligence	421,000	509,000
Total	7,416,000	9,981,000
Fair value adj. of non-current assets (non-cash)	10,361,000	24,304,000
Loss from operational activities	(17,777,000)	(34,285,000)
Depreciation (Non-cash)
Statement [Line Items]
General and administration	235,000	168,000
Exploration and evaluation	176,000	152,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	411,000	320,000
Consultants
Statement [Line Items]
General and administration	432,000	227,000
Exploration and evaluation	12,000	61,000
Investor relations and marketing communications	0	120,000
Corporate development and due diligence	1,000	0
Total	445,000	408,000
Investor Relations and Marketing Communications
Statement [Line Items]
General and administration	25,000	0
Exploration and evaluation	3,000	1,000
Investor relations and marketing communications	721,000	1,333,000
Corporate development and due diligence	8,000	0
Total	757,000	1,334,000
Professional Fees
Statement [Line Items]
General and administration	974,000	1,298,000
Exploration and evaluation	48,000	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	1,022,000	1,298,000
Salaries
Statement [Line Items]
General and administration	1,233,000	1,174,000
Exploration and evaluation	209,000	318,000
Investor relations and marketing communications	377,000	393,000
Corporate development and due diligence	230,000	319,000
Total	2,049,000	2,204,000
Share-based Payments (Non-cash)
Statement [Line Items]
General and administration	1,235,000	1,235,000
Exploration and evaluation	44,000	312,000
Investor relations and marketing communications	149,000	265,000
Corporate development and due diligence	145,000	186,000
Total	1,573,000	1,998,000
Transfer Agent and Filing Fees
Statement [Line Items]
General and administration	123,000	368,000
Exploration and evaluation	0	0
Investor relations and marketing communications	16,000	44,000
Corporate development and due diligence	0	0
Total	139,000	412,000
Travel and Accommodation
Statement [Line Items]
General and administration	81,000	34,000
Exploration and evaluation	22,000	18,000
Investor relations and marketing communications	114,000	29,000
Corporate development and due diligence	24,000	3,000
Total	241,000	84,000
Directors Fees
Statement [Line Items]
General and administration	296,000	294,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	296,000	294,000
Administrative and Office
Statement [Line Items]
General and administration	328,000	347,000
Exploration and evaluation	125,000	98,000
Investor relations and marketing communications	17,000	63,000
Corporate development and due diligence	13,000	1,000
Total	$ 483,000	509,000
Reimbursement of Litigation Expenses
Statement [Line Items]
General and administration		1,120,000
Exploration and evaluation		0
Investor relations and marketing communications		0
Corporate development and due diligence		0
Total		$ 1,120,000